Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	BIOXYTRAN, INC
Entity Central Index Key	0001445815
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This registration statement contains two forms of prospectus, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the public offering by Bioxytran, Inc. of up to 5,300,000 shares of our common stock, par value $0.001 per share, as a self-underwritten, “best efforts” offering. ● Selling Stockholders Resale Prospectus. A prospectus to be used in connection with the potential resale by the Selling Stockholders, of a total of 17,653,077 shares of Common Stock issuable, or may in the future become issuable, in connection with the conversion of a convertible promissory note sold to the Selling Stockholders pursuant to a securities purchase agreement between the Selling Stockholders and us at a conversion price of $.13 per share. The Public Offering Prospectus and the Selling Stockholders Resale Prospectus will be substantively identical in all respects except for the following principal points: ● they contain different front covers; ● they contain different Use of Proceeds sections; ● a Shares Registered for Resale section is included in the Selling Stockholders Resale Prospectus; ● a Selling Stockholders section is included in the Selling Stockholders Resale Prospectus; ● the section The Offering” from the Public Offering Prospectus is deleted from the Selling Stockholders Resale Prospectus; ● they contain different Plan of Distribution sections; and ● they contain different back covers.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false